Party-In-Interest Transactions - Additional Information (Details) - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Percentage of common stock plan's investment	2.70%	2.80%
Notes receivable from participants	$ 769,666	$ 751,061
Common Stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Purchases made by the plan	141,000	213,000
Sales made by the plan	$ 264,000	$ 260,000